Organization and Description of Business	12 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Organization and Description of Business

Note 1 - Organization and Description of Business

JMax International Limited was incorporated under the law of the Cayman Islands with limited liability on September 8, 2016. JMax International Limited is a holding company of its wholly-owned subsidiary, Grand World Pro Limited (“Grand World”). Grand World was incorporated under the law of Hong Kong with limited liability on February 26, 2014 and wholly-owns Grand World Malaysia Sdn. Bhd.(“Grand World Malaysia”). Grand World Malaysia was incorporated on February 18, 2020 under the law of Malaysia with limited liability. JMax International Limited, Grand World and Grand World Malaysia are hereinafter collectively referred to as the “Company”.

Grand World is a trading, logistics and distribution company, which procures products and sells and distributes such products to marketing and distribution companies with a market presence in approximately 30 different countries. Such products include premium healthcare related consumer products. Grand World Malaysia mainly operates in Southeast Asian market. Currently, all the Company’s revenues are derived from Grand World and Grand World Malaysia operations.